Derivative Instruments (Details 1) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 20,058,233	$ (387,941)
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,411,245	1,488,216
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,970,371	(956,377)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,061,873	1,988,070
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(12,760)	(560)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,115,659	1,418,636
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	230,325	(11,671)
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,340,762	1,504,174
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	17,117,475	5,430,488
Total long forward currency contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,940,758	(5,818,429)
Futures And Forward Currency Contracts Gains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	33,706,819	23,546,270
Futures And Forward Currency Contracts Gains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,594,430	8,530,208
Futures And Forward Currency Contracts Gains [Member] | Energies [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	951,320	1,656,534
Futures And Forward Currency Contracts Gains [Member] | Energies [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	854,540	454,900
Futures And Forward Currency Contracts Gains [Member] | Grains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,318,296	108,438
Futures And Forward Currency Contracts Gains [Member] | Grains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	0	27,625
Futures And Forward Currency Contracts Gains [Member] | Interest Rates [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,550,872	100,513
Futures And Forward Currency Contracts Gains [Member] | Interest Rates [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	0	2,831,719
Futures And Forward Currency Contracts Gains [Member] | Livestock [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	0	220
Futures And Forward Currency Contracts Gains [Member] | Livestock [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,910	0
Futures And Forward Currency Contracts Gains [Member] | Metals [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	7,202,141	3,111,912
Futures And Forward Currency Contracts Gains [Member] | Metals [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	737,287	1,384,686
Futures And Forward Currency Contracts Gains [Member] | Softs [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	346,947	85,545
Futures And Forward Currency Contracts Gains [Member] | Softs [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,090	51,203
Futures And Forward Currency Contracts Gains [Member] | Stock Indices [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,173,445	1,842,192
Futures And Forward Currency Contracts Gains [Member] | Stock Indices [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	795,375	1,346,994
Futures And Forward Currency Contracts Gains [Member] | Futures Contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	19,543,021	6,905,354
Futures And Forward Currency Contracts Gains [Member] | Futures Contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,391,202	6,097,127
Futures And Forward Currency Contracts Gains [Member] | Total long forward currency contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	14,163,798	16,640,916
Futures And Forward Currency Contracts Gains [Member] | Total long forward currency contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,203,228	2,433,081
Futures And Forward Currency Contracts Losses [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,127,890)	(6,415,354)
Futures And Forward Currency Contracts Losses [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(14,115,126)	(26,049,065)
Futures And Forward Currency Contracts Losses [Member] | Energies [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(131,565)	(615,478)
Futures And Forward Currency Contracts Losses [Member] | Energies [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(263,050)	(7,740)
Futures And Forward Currency Contracts Losses [Member] | Grains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(300)	(11,390)
Futures And Forward Currency Contracts Losses [Member] | Grains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(347,625)	(1,081,050)
Futures And Forward Currency Contracts Losses [Member] | Interest Rates [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(463,081)	(362,761)
Futures And Forward Currency Contracts Losses [Member] | Interest Rates [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(25,918)	(581,401)
Futures And Forward Currency Contracts Losses [Member] | Livestock [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	0	(780)
Futures And Forward Currency Contracts Losses [Member] | Livestock [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(14,670)	0
Futures And Forward Currency Contracts Losses [Member] | Metals [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(949,128)	(1,261,081)
Futures And Forward Currency Contracts Losses [Member] | Metals [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,874,641)	(1,816,881)
Futures And Forward Currency Contracts Losses [Member] | Softs [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(952)	(7,010)
Futures And Forward Currency Contracts Losses [Member] | Softs [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(117,760)	(141,409)
Futures And Forward Currency Contracts Losses [Member] | Stock Indices [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(605,768)	(1,507,335)
Futures And Forward Currency Contracts Losses [Member] | Stock Indices [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(22,290)	(177,677)
Futures And Forward Currency Contracts Losses [Member] | Futures Contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,150,794)	(3,765,835)
Futures And Forward Currency Contracts Losses [Member] | Futures Contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,665,954)	(3,806,158)
Futures And Forward Currency Contracts Losses [Member] | Total long forward currency contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,977,096)	(2,649,519)
Futures And Forward Currency Contracts Losses [Member] | Total long forward currency contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (11,449,172)	$ (22,242,907)